Share-based Compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Compensation
24.
Share-based compensation

The Company has a number of share-based compensation plans which include simple and performance warrants, stock options, RSUs and DSUs. Further detail on each of these plans is outlined below. Subsequent to the Company’s initial public offering, the Company established the stock option, RSU and DSU plans to replace the granting of simple warrants and performance warrants.

The components of share-based compensation expense are as follows:

	Year ended December 31
	2022	2021	2020
Equity-settled expense
Simple warrants (A)	1,299	2,899	1,539
Performance warrants (A)	—	361	(42)
Stock options (B)	78	(14)	651
Restricted share units (1) (C)	9,423	6,789	4,069
Cash-settled expense
Deferred share units (1)(2) (D)	(1,129)	2,272	2,349
	9,671	12,307	8,566
(1)
For the year ended December 31, 2022, the Company recognized share-based compensation recovery under Nova’s RSU plan of $107 and share-based compensation expense under Nova’s DSU plan of $404.
(2)
Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each reporting period. Fluctuations in the fair value are recognized during the period in which they occur.

Equity-settled plans

a)
Simple and performance warrants

The Company issued simple warrants and performance warrants to employees, directors and others at the discretion of the Board. Simple and performance warrants granted generally vest annually over a three-year period, simple warrants expire five years after the grant date and performance warrants expire five years after vesting criteria met.

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2022 and the year ended December 31, 2021:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2020	342,460	$44.13	167,200	$41.89
Forfeited	(66,880)	33.62	(20,480)	54.80
Exercised	(12,000)	9.38	(8,000)	10.94
Expired	(4,160)	34.51	—	0.00
Balance at December 31, 2021	259,420	$48.60	138,720	$41.77
Forfeited	(82,400)	57.77	(15,520)	37.86
Expired	(11,200)	6.25	—	0.00
Balance at December 31, 2022	165,820	$46.91	123,200	$42.26

The following table summarizes outstanding simple and performance warrants as at December 31, 2022:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$6.25 - $9.38	75,340	7.25	1.40	75,340	7.25	1.40
$29.69 - $45.31	27,120	31.26	1.61	26,320	31.02	1.54
$62.50 - $93.75	49,920	63.50	4.05	49,920	63.50	4.05
$125.00 - $375.00	13,440	239.15	4.62	7,040	205.18	3.70
	165,820	$46.91	2.49	158,620	$37.68	2.36
Performance warrants
$6.25 - $9.38	45,066	6.71	n/a	45,066	6.71	2.00
$12.50 - $18.75	17,334	15.15	n/a	17,334	15.15	0.93
$29.69 - $45.31	42,400	31.99	n/a	42,400	31.99	1.22
$62.50 - $93.75	9,334	77.68	n/a	1,334	93.75	1.10
$125.00 - $375.00	9,066	282.36	n/a	—	—	n/a
	123,200	$42.26	n/a	106,134	$19.28	1.91
b)
Stock options

The Company issues stock options to employees and others at the discretion of the Board. Stock options granted generally vest annually in thirds over a three-year period and generally expire ten years after the grant date.

The following table summarizes changes in stock options during the year ended December 31, 2022 and the year ended December 31, 2021:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2020	72,060	$18.18
Forfeited	(27,500)	26.05
Expired	(100)	31.50
Balance at December 31, 2021	44,460	$13.28
Expired	(100)	31.50
Balance at December 31, 2022	44,360	$13.24

The following table summarizes outstanding stock options as at December 31, 2022:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$11.50	32,500	7.41	21,667	7.41
$11.90	8,160	7.49	8,160	7.49
$31.50	3,700	5.51	3,025	5.38
	44,360	7.27	32,852	7.24

c)
Restricted share units

RSUs are granted to employees and the vesting requirements and maximum term are at the discretion of the Board. RSUs are exchangeable for an equal number of common shares.

The following table summarizes changes in RSUs during the year ended December 31, 2022 and the year ended December 31, 2021:

RSUs outstanding
Balance at December 31, 2020	165,692
Granted	1,238,152
Forfeited	(158,263)
Exercised	(491,988)
Balance at December 31, 2021	753,593
Granted	1,728,557
Forfeited	(175,245)
Exercised	(925,575)
Balance at December 31, 2022	1,381,330

Subsequent to December 31, 2022, the Company granted 7.8 million RSUs to employees as part of its long-term incentive program.

Cash-settled plans

d)
Deferred share units

DSUs are granted to directors and generally vest in equal instalments over one year. DSUs are settled by making a cash payment to the holder equal to the fair value of the Company’s common shares calculated at the date of such payment. DSUs are accounted for as a liability instrument and measured at fair value based on the market value of the Company’s common shares at each period end.

As at December 31, 2022, the Company recognized a liability of $2.3 million relating to the fair value of cash-settled DSUs (December 31, 2021 – $4.0 million). The liability is included as a non-current liability within other liabilities (note 21).

The following table summarizes changes in DSUs during the year ended December 31, 2022 and the year ended December 31, 2021:

DSUs outstanding
Balance at December 31, 2020	332,331
Granted	248,919
Exercised	(30,000)
Balance at December 31, 2021	551,250
Granted	1,216,076
Exercised	(58,943)
Balance at December 31, 2022	1,708,383

As at December 31, 2022, nil (December 31, 2021 – 0.6 million) DSUs were exercisable.